Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Income (Loss) Per Share	Income (Loss) Per Share
Basic income (loss) per common share is calculated using the two-class method by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted income (loss) per common share is calculated using the two-class method, or treasury stock method if more dilutive, and reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares, whereby such exercise or conversion would result in lower income per share.
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Three Months Ended March 31,
	2020	2019
Income (loss) allocated to common stockholders - basic and diluted:
Income (loss) attributable to the Company	$(84,201)	$(38,017)
Less: Dividends on preferred stock	(10,644)	(10,644)
Less: Dividends on common stock	—	(11,979)
Less: Dividends on unvested performance stock units	378	(190)
Less: Dividends on unvested restricted shares	—	(281)
Undistributed income (loss) allocated to common stockholders	(94,467)	(61,111)
Add back: Dividends on common stock	—	11,979
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$(94,467)	$(49,132)

Weighted average common shares outstanding:
Weighted average common shares outstanding - basic and diluted	100,470	99,407

Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(0.94)	$(0.49)

Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(0.94)	$(0.49)

Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect adjustments for the following items (in thousands):

	Three Months Ended March 31,
	2020	2019
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested restricted shares	$—	$281
Income (loss) allocated to unvested performance stock units	—	190
Income (loss) attributable to redeemable noncontrolling interests in operating partnership	(17,671)	(8,579)
Total	$(17,671)	$(8,108)

Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	238	235
Effect of unvested performance stock units	—	278
Effect of assumed conversion of operating partnership units	19,389	18,345
Effect of advisory services incentive fee shares	—	22
Total	19,627	18,880

Income (Loss) Per Share
Basic income (loss) per common share is calculated using the two-class method by dividing net income (loss) attributable to common stockholders by the weighted average number of common shares outstanding during the period. Diluted income (loss) per common share is calculated using the two-class method, or treasury stock method if more dilutive, and reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares, whereby such exercise or conversion would result in lower income per share.
The following table reconciles the amounts used in calculating basic and diluted income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2019	2018	2017
Income (loss) allocated to common stockholders – basic and diluted:
Income (loss) attributable to the Company	$(113,635)	$(126,966)	$(67,008)
Less: Dividends on preferred stock	(42,577)	(42,577)	(44,761)
Less: Extinguishment of issuance costs upon redemption of preferred stock	—	—	(10,799)
Less: Dividends on common stock	(29,840)	(47,057)	(45,752)
Less: Dividends on unvested performance stock units	(475)	(50)	(393)
Less: Dividends on unvested restricted shares	(801)	(844)	(959)
Undistributed income (loss) allocated to common stockholders	(187,328)	(217,494)	(169,672)
Add back: Dividends on common stock	29,840	47,057	45,752
Distributed and undistributed income (loss) allocated to common stockholders - basic and diluted	$(157,488)	$(170,437)	$(123,920)

Weighted average common shares outstanding:
Weighted average common shares outstanding - basic and diluted	99,837	97,282	95,207

Basic income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(1.58)	$(1.75)	$(1.30)

Diluted income (loss) per share:
Net income (loss) allocated to common stockholders per share	$(1.58)	$(1.75)	$(1.30)

Due to their anti-dilutive effect, the computation of diluted income (loss) per share does not reflect adjustments for the following items (in thousands):

	Year Ended December 31,
	2019	2018	2017
Income (loss) allocated to common stockholders is not adjusted for:
Income (loss) allocated to unvested restricted shares	$801	$844	$959
Income (loss) allocated to unvested performance stock units	475	50	393
Income (loss) attributable to noncontrolling interest in operating partnership	(28,932)	(29,313)	(21,642)
Total	$(27,656)	$(28,419)	$(20,290)

Weighted average diluted shares are not adjusted for:
Effect of unvested restricted shares	68	111	376
Effect of unvested performance stock units	69	251	258
Effect of assumed conversion of operating partnership units	19,082	17,599	17,342
Total	19,219	17,961	17,976